MANAGERS INCOME EQUITY FUND
MANAGERS CAPITAL APPRECIATION FUND
MANAGERS SPECIAL EQUITY FUND
-------------------------------------
SEMI-ANNUAL REPORT

JUNE 30, 1998
-------------------------------------

WHERE LEADING MONEY MANAGERS CONVERGE

                  		   MANAGERS INCOME EQUITY FUND
		                 MANAGERS CAPITAL APPRECIATION FUND
		                     MANAGERS SPECIAL EQUITY FUND

                       			SEMI-ANNUAL REPORT
 			                        JULY 31, 1998
                      			    (UNAUDITED)

                 		       TABLE OF CONTENTS

                                               							BEGINS
							      	                                        ON PAGE
									                                             -------
President's Message..................................    1
The Managers Funds Performance.......................    4
	Complete performance table for all of
The Managers Funds as of June 30, 1998
Schedules of Portfolio Investments...................    5
	Detailed portfolio listings by security type
	and industry sector, as valued at June 30, 1998
Statements of Assets and Liabilities.................   18
	Fund balance sheets, Net Asset Value (NAV)
per share computation and cumulative
undistributed amounts
Statements of Operations.............................	  19
	Detail of sources of income, fund expenses,
	and realized and unrealized gains (losses)
	during the period
Statements of Changes in Net Assets..................	  20
	Detail of changes in fund assets and
	distributions to shareholders for the past
	two periods
Financial Highlights.................................	  22
	Historical net asset values, distributions,
	total returns, expense ratios, turnover
	ratios and net assets
Notes to Financial Statements........................   25
	Accounting and distribution policies, details
	of agreements and transactions with fund
	management and description of	certain
	investment risks

[FN]
Investments in The Managers Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares of the funds are not federally insured by the Federal Deposit Insurance Corp., the Federal Reserve Board, or any governmental agency.

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------

<PHOTO OF PRESIDENT>

DEAR FELLOW SHAREHOLDER:

	The first half of 1998 was again a prosperous period for the U.S. economy and most financial assets. Despite continuing economic and financial upheaval in the Far East, the U.S. economy has continued to grow and has even accelerated in 1998. Gross domestic product (GDP) grew at an annual rate of 5.5% in the first quarter, having accelerated from a 3.7% rate of growth during the fourth quarter of 1997. Statistics indicate that second quarter growth may be stronger. Consumer spending, which makes up approximately two thirds of the nation's economic activity and is thus an important driver of GDP, grew at an annual rate of 6% during the first quarter and continued increasing through May. Although the Far Eastern economic crisis has and will continue to have a negative effect on U.S. companies which are exporting to the region, a coincident effect has been a significant drop in commodities prices which in turn has reduced inflationary pressures.

     	Unemployment remains extremely low at 4.3%, the annual rate of inflation is holding steady below 2% and personal income continues to rise. In his testimony to U.S. Congress, Federal Reserve Chairman Alan Greenspan declared that "the current economic performance is as impressive as any I have witnessed in my near half-century of daily observation of the American Economy." Thus, it is not surprising that the Conference Board's Consumer Confidence Index has risen to its highest level since 1969.

	     Although widely dispersed, domestic and European stock markets performed very well during the first half of the year. Domestic stocks traded down sharply in early January continuing a trend begun in mid-October
which was based on falling expectations for first quarter earnings.   From
mid-January onward, however, investors looked past the first quarter to lower but still positive earnings growth along with lower interest rates. Investors moved steadily into stocks sending all the broad averages to double digit gains for the quarter. Many of the stocks that performed most poorly during the fourth quarter of 1997 rebounded and were the best performers during the first quarter. High price-to-earnings stocks with low or no dividend yields performed considerably better than low P/E and/or high relative yield securities, a complete reverse from the previous quarter. Stocks of technology companies, which lost 10% in value during the fourth quarter rebounded sharply, rising 18% on average according to the Dow Jones Industry averages. However, there were exceptions, especially in the case of capitalization. Large capitalization companies held

--------------------------------------------------------------------------
up extremely well during the turbulent fourth quarter and continued to
outperform throughout the first quarter.   Through most of the second
quarter, while large capitalization stocks vacillated, small capitalization company stocks lost value as investors seemed to shun the less predictable, less liquid small-caps in favor of larger well known stocks. In mid-June a small portion of the market rallied while many groups remained flat. The performance difference between industry groups was significant. Boosted by strong revenue gains and some merger activity, technology sectors, particularly internet, software and communications related issues, surged ahead sharply. Consumer-cyclical stocks such as retailers also appreciated, benefiting from the acceleration of consumer spending. Conversely, energy, basic materials and industrial manufacturing businesses dropped in value as overseas demand for their products waned as a result of the economic distress in the Far East.

    	Given the significant differences between each of the Funds presented in this report, their performances varied greatly. We are pleased to report that in all cases the Funds' returns relative to appropriate benchmarks and peers were within our expectations.

    	The Managers Income Equity Fund returned 11.0% for the six months ended June 30, 1998. Although we are disappointed that it underperformed the S&P 500, which returned 17.7% for the period, we believe that the Fund underperformed due to the managers' central philosophies of holding securities with relatively high dividend yields. As previously mentioned, an analysis of the market shows that stocks with above average dividend yields significantly underperformed stocks with very low or no dividends during the period. In addition, the S&P/BARRA Growth Index, which represents the stocks in the S&P 500 with above median price/book ratios, outperformed the S&P/BARRA Value Index (S&P 500 stocks with below median price/book ratios) by more than 12 percentage points during the period. For further comparison, the Lipper Equity Income Fund Index returned only 9.6% for the six-month period, suggesting that the Fund outperformed many of its peers on average. Since we are confident that the short-term performance of various investment styles will continue to oscillate, and that the investment style which the Managers Income Equity Fund managers employ will be successful in the long run, we can be satisfied with our managers performance so far this year.

     	These analyses do suggest, however, that we should expect that the Managers Capital Appreciation Fund, in which both managers employ a relatively aggressive growth style, should have significantly outperformed the broad averages. Indeed, the Managers Capital Appreciation Fund returned 33.4% for the six-month period, outperforming not only the broad indices, but also the style and capitalization skewed indices. Specifically, the S&P 500 Index returned 17.7% for the period, while the S&P/BARRA Growth Index returned
23.0% and the S&P 400 Index returned 8.6%.

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     	Much of the Fund's outperformance can be attributed to the managers'
heavy emphasis on internet related businesses, which have grown rapidly over the past year. This was particularly evident in June, when many internet related stocks rose sharply as a result of some of the large media businesses buying up emerging internet businesses in order to establish dominant presence in internet commerce. Although the managers have both trimmed their positions as they have appreciated, they both remain optimistic about the future of internet commerce, and thus remain heavily invested in internet related businesses.

     	The Managers Special Equity Fund returned 5.9% during the six-month period ending June 30, 1998. Meanwhile the Russell 2000 Index, which tracks the performance of small capitalization stocks returned 5.3% for the period. Although small capitalization stocks did not perform nearly as well as did large capitalization stocks, the underlying businesses continued to perform well, with earnings growth of more than 10% on average. Thus, looking forward, the portfolio managers are optimistic about their holdings from the standpoint of both earnings growth and relative valuation.

    	As always, should you have any questions on this report, please feel free to contact us at 1-800-835-3879.

    	We thank you for your continued investment in The Managers Funds.

Sincerely,

/s/Robert P. Watson
Robert P. Watson
President





                   				THE MANAGERS FUNDS
			             TOP 10 HOLDINGS - DOMESTIC EQUITY FUNDS

	       MANAGERS	             MANAGERS		           	    MANAGERS
     INCOME EQUITY	     CAPITAL APPRECIATION	        SPECIAL EQUITY
	        FUND		                 FUND			                  FUND
     -------------	     ---------------------	       ----------------
		    % OF			                 	% OF			                   % OF
		    FUND			                 	FUND	           		        FUND
		    ----				                 ----	           		        ----
1.Xerox*	        3.6     HBO & Company*     3.9 	   Xtra	             1.7
2.American
  Home Products* 3.5    	CNET			            3.8	    Airborne Freight  1.6
3.Bristol-Myers						                               Emmis
  Squibb*	       3.3	    American Online*	  3.8	    Broadcasting*     1.2
4.FNMA	          2.4	    Amazon.com*		      3.6	    Downey Financial  1.0
5.Pitney Bowes   2.3	    Dell Computer*     3.2	    Allied Capital    0.9
6.Ford Motor						                                  American Disposal
  Company	       2.3	    TMP Worldwide	     2.7	    Services*	        0.9
7.Sprint*	       2.2	    Viacom             2.7     Pittson Brinks
								                                            Group*            0.9
8.U.S. Bancorp*  2.1	    Household 			              Consolidated
				                     International      2.3	    Graphics          0.9
9.Imperial Chem.						                              Policy Management
  Industries*    1.9	    PeopleSoft*		      2.2	    Systems           0.9
10.McGraw-Hill		         U.S. Airways
  Companies      1.9	    Group			           2.2	    JLG Industries    0.9

*denotes security held by multiple managers


THE MANAGERS FUNS PERFORMANCE (unaudited)
All periods ending June 30, 1998
--------------------------------------------------------------------------

                     					AVERAGE ANNUAL TOTAL RETURNS*
					                     ----------------------------
   											                                                        MORNING-
			                   SIX     1     3      5     10    SINCE INCEPTION STAR
			                  MONTHS  YEAR  YEARS  YEARS  YEARS INCEPTION DATE  RATING
			                 ------  ----- -----  -----  ----- -------- ------  -----
Equity Funds:
Income Equity Fund  10.99% 22.39% 24.03% 18.87% 15.20% 15.76% Oct. '84   ****
Capital
 Appreciation Fund  33.40% 43.11% 24.19% 20.02% 16.85% 17.07% Jun. '84   ****
Special
 Equity Fund	        5.85% 19.85% 24.91% 18.90% 17.94% 16.86% Jun. '84   ****
International
 Equity Fund	       17.38% 15.33% 16.54% 16.18% 12.86% 14.87% Dec. '85   ****
Emerging Markets
 Equity Fund	         --     --     --     --     --  (15.50%)Feb. '98    NA

Income Funds:
Short
 Government Fund	    2.40%  5.62%  5.16%  3.29%  5.15%  5.23% Oct. '87    **
Short & Intermediate
 Bond Fund		         2.49%  6.02%  6.23%  4.34%  6.97%  8.24% Jun. '84   ***
Intermediate
 Mortgage Fund	      2.81%  7.94%  6.55%  0.39%  6.60%  7.16% May  '86    *
Bond Fund		          4.83% 11.34%  9.82%  9.04% 10.18% 11.25% Jun. '84   ****
Global Bond Fund     2.68%  4.55%  2.90%   --     --    5.47% Mar. '94    *
Money Market Fund    2.60%  5.33%  5.31%  4.66%  5.31%  5.85% Jun. '84   NA


----------------------------------------------------------------------------

[FN]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND SHARE PRICE WILL FLUCTUATE. THE REDEMPTION PRICE OF A MUTUAL FUND MAY BE MORE OR LESS THAN THE PURCHASE PRICE. FOR ADDITIONAL OR MORE RECENT INFORMATION ON ANY OF THE MANAGERS FUNDS, PLEASE CALL (800) 835-3879, OR YOUR INVESTMENT ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

  * Total returns equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns
   	are net of fees and may reflect fee waivers or the reimbursement of fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.

 ** Morningstar proprietary ratings reflect risk-adjusted performance
   	through 6/30/98 and are subject to change every month. The ratings are
	   by asset class and are calculated rom the funds' three-, five- and ten-year returns (with Fee adjustments) in excess of 90-day Treasury
	   bill returns, and a risk factor that reflects fund performance below 90-day T-bill returns. For the three-, five- and ten-year periods, respectively, each of the Equity Funds other than the International Equity Fund was rated againt 2,564, 1,481 and 726 equity funds, the International Equity Fund was rated against 788, 348 and 110 international equity funds, and each of the Income Funds was rated against 1,478, 900 and 347 fixed-income funds. Ten percent of the funds in each asset class receive five stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars and 10% receive 1 star.

                               							4

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MANAGERS INCOME EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 1998 (unaudited)
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                                                	SHARES          	VALUE
--------------------------------------------------------------------------
COMMON STOCKS - 94.9%
BASIC MATERIALS - 9.5%
Allegheny Teledyne, Inc.                        	23,517**       	$ 537,951
Betzdearborn, Inc.	                               5,500**	         227,562
Dow Chemical Co.	                                 7,000		          676,813
E.I. duPont de Nemours & Co., Inc.	              13,245		          988,408
Georgia Pacific Corp.	                            7,700		          453,819
Georgia Pacific Corp., Timber Group	              5,600		          129,150
Imperial Chemical Industries PLC,
 Sponsored ADR	                                  21,460          1,384,170
Lyondell Petrochemical Co.	                      17,000**	         517,437
Olin Corp.	                                       8,700		          362,681
Oregon Steel Mills, Inc.	                        13,300		          247,713
Temple-Inland, Inc.	                              5,300		          285,537
Westvaco Corp.	                                  12,200		          344,650
Weyerhaeuser Co.	                                12,200		          563,488
Witco Corp.	                                      9,800**	         286,650
	                                                              -----------
  TOTAL BASIC MATERIALS	                                         7,006,029
	                                                              -----------
CAPITAL GOODS - 7.2%
Browning-Ferris Industries, Inc.	                10,600**	         368,350
Caterpillar, Inc.	                                3,000		          158,625
Corning, Inc.	                                   15,100		          524,725
Gencorp, Inc.	                                   32,275		          814,944
Minnesota Mining & Manufacturing Co.	            11,875		          975,977
PACCAR, Inc.	                                     5,800		          301,962
Pitney Bowes, Inc.	                              35,720	         1,719,025
Rockwell International Corp.	                     8,800		          422,950
	                                                               ----------
  TOTAL CAPITAL GOODS 	                                          5,286,558
	                                                               ----------
COMMUNICATION SERVICE - 7.2%
ALLTEL Corp.	                                     8,600**	         399,900
AT & T Corp.                                    	11,950**	         682,644
Bell Atlantic Corp.	                             18,784**	         857,020
BellSouth Corp.	                                  9,000		          604,125
Frontier Corp.                                  	14,000**	         441,000
GTE Corp.	                                       13,800		          767,625
Sprint Corp.	                                    22,585	         1,592,242
	                                                               ----------
  TOTAL COMMUNICATION SERVICE		                                  5,344,556
	                                                               ----------
CONSUMER CYCLICALS - 11.1%
Abercrombie & Fitch, Class A*	                      385		           16,940
Dana Corp.                                      	12,100		          647,350
Ford Motor Co.	                                  28,200          1,663,800
Goodyear Tire & Rubber Co.	                       7,100		          457,506
J.C. Penney Co., Inc.	                            9,900		          715,894
Limited Inc., The	                               28,205** 	        934,291
LucasVarity PLC, ADR	                            11,095		          441,720
McGraw-Hill Companies	                           16,755          1,366,580
Sears, Roebuck & Co.	                            10,900		          665,581
ServiceMaster Co., The	                          13,495		          513,653
True North Communications, Inc.	                 27,745		          811,541
	                                                               ----------
  TOTAL CONSUMER CYCLICALS	                                      8,234,856
	                                                               ----------
CONSUMER STAPLES - 4.5%
Avon Products, Inc.	                              6,100		          472,750
Flowers Industires, Inc.	                        38,230		          781,326
Heinz (H.J.) Co.	                                17,400		          976,575
Unilever NV, N.Y. registered shares	              8,000		          631,500
Universal Foods Corp.	                           21,000		          465,937
	                                                               ----------
  TOTAL CONSUMER STAPLES	                                        3,328,088
	                                                               ----------

[FN]

 The accompanying notes are an integral part of these financial statements.


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MANAGERS INCOME EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
June 30, 1998 (unaudited)
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                                                	SHARES	             VALUE
--------------------------------------------------------------------------
ENERGY - 7.1%
Compagnie Francaise de Petroleum
 Total, Sponsored ADR	                            7,100	           464,162
Dresser Industries, Inc.	                        15,695 	          691,561
Elf Aquitaine, Sponsored ADR	                     8,541	           606,411
Murphy Oil Corp.	                                 7,640	           387,253
Royal Dutch Petroleum Co.,
 NY registered shares	                            6,100  	         334,356
Texaco, Inc.	                                     9,800		          584,938
USX-Marathon Group	                              30,810          1,057,168
YPF Sociedad Anonima, Class D,
 Sponsored ADR                                  	36,690**        1,102,993
	                                                               ----------
  TOTAL ENERGY	                                                  5,228,842
	                                                               ----------
FINANCIALS - 25.2%
American General Corp.	                          13,660		          972,421
Arden Realty, Inc.	                               6,100		          157,837
Associates First Capital Corp.,
 Class A	                                         4,927		          378,763
Banc One Corp.	                                   8,140		          454,314
BankBoston Corp.	                                 9,100		          506,187
Bankers Trust New York Corp.	                     4,000		          464,250
Boston Properties, Inc.	                          4,500		          155,250
Chase Manhattan Corp.	                           15,000          1,132,500
Compass Bancshares, Inc.	                        12,490**	         560,489
Crestar Financial Corp.	                         10,490		          572,361
Equity Office Properties Trust	                   7,400		          209,975
Equity Residential Properties Trust	              3,700		          175,519
EXEL Ltd.	                                        7,200**	         560,250
Federal National Mortgage Association           	29,202	         1,774,021
First American Corp.	                            10,030		          482,694
First Chicago NBD Corp.	                          5,920		          524,660
First Union Corp.                               	16,082**	         936,776
Firstar Corp.	                                    7,490		          284,620
Fleet Financial Group, Inc.	                      8,300		          693,050
Hartford Financial Services Group, Inc.	          6,650		          760,594
J.P. Morgan & Co., Inc.	                          3,300		          386,513
KeyCorp	                                         25,300		          901,313
Lincoln National Corp.	                           8,200		          749,275
Mellon Bank Corp.  	                              9,575		          666,659
NationsBank Corp.	                                6,600**	         504,900
Prologis Trust	                                  14,458		          361,450
Safeco Corp.	                                     7,800		          353,925
Security Capital Group Inc., Warrants	              449		              154
Starwood Hotels & Resorts Trust	                 13,130**	         634,343
Summit Bancorp	                                  15,625		          742,188
U.S. Bancorp                                    	36,300**        1,560,900
	                                                               ----------
  TOTAL FINANCIALS	                                             18,618,151
	                                                               ----------
HEALTH CARE - 13.3%
American Home Products Corp.	                    49,470**        2,560,072
Baxter International, Inc.	                      21,100          1,135,444
Bristol-Myers Squibb Co.                        	21,380          2,457,363
Glaxo Wellcome PLC, Sponsored ADR	               16,860**        1,008,440
Pharmacia & Upjohn, Inc.	                        13,110	           604,699
SmithKline Beecham Unit PLC,
 Sponsored ADR	                                  15,010	           908,105
Zeneca Group PLC, Sponsored ADR                 	26,570**        1,165,759
	                                                              -----------
  TOTAL HEALTH CARE	                                             9,839,881
		          							                                            -----------

[FN]

 The accompanying notes are an integral part of these financial statements.

                                   						6

--------------------------------------------------------------------------
MANAGERS INCOME EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (concluded)
June 30, 1998 (unaudited)
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                                      	 								SHARES            	VALUE
--------------------------------------------------------------------------
TECHNOLOGY - 3.6%
Xerox Corp.	                                     26,345**        2,677,310
		                                                               ---------
TRANSPORTATION - 0.4%
CSX Corp.	                                        7,000            318,500
		                                                               ---------
UTILITIES - 5.8%
Cinergy Corp.                                   	11,500            402,500
Duke Power Co.                                  	11,190            663,007
Enron Corp.                                     	17,560            949,338
Pacificorp	                                      17,000            384,625
PG&E Corp.	                                       1,200**           37,875
Southern Co.                                    	12,500**          346,094
Williams Companies, Inc., The	                   29,420**          992,925
Wisconsin Energy Corp.                          	15,500            470,812
		                                                               ---------
  TOTAL UTILITIES		                                              4,247,176
		                                                               ---------

  TOTAL COMMON STOCKS
  (cost $56,020,721)		                                          70,129,948
		                                                              ----------

SHORT-TERM INVESTMENTS - 4.9%
OTHER INVESTMENT COMPANIES - 1.5%
JPM Prime Money Market Fund, 5.47%***         1,073,142          1,073,142
		                                                               ---------


---------------------------------------------------------------------------
                                             	Principal
                                              	 Amount
---------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.4%
State Street Bank & Trust Co., dated
  06/30/98, due 07/01/98,
  5.000%, total to be received
  $2,512,349 (secured by
  $1,160,000 FNMA  5.650%, due
  04/28/00 and $1,375,000 FHLB
  5.705%, due 03/23/00 market
  value $2,563,919), at cost                 $2,512,000           2,512,000
	                                                                 ---------
  TOTAL SHORT-TERM INVESTMENTS
  (cost $3,585,142)		                                             3,585,142
		                                                                ---------

TOTAL INVESTMENTS - 99.8%
  (cost $59,605,863)	                                 	          73,715,090
OTHER ASSETS, LESS LIABILITIES - 0.2%		                             154,040
		                                                              -----------
NET ASSETS - 100.0%		                                           $73,869,130
		      						                                                  ===========


[FN]

Note: Based on the cost of investments of $59,662,798 for federal income tax purposes at June 30, 1998, the aggregate gross
     	 unrealized appreciation and depreciation was $14,754,040 and $701,748, respectively, resulting in net unrealized appreciation of investments of $14,052,292.

   * 	 Non-income-producing security.

  ** 	 Some or all of these shares, amounting to $3,295,937, or 4.5%
     	 of net assets, were out on loan to various brokers as of June 30, 1998.

 *** 	 Yield shown for this investment company represents the June 30,
	      1998 seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

-------------------------------------------------------------------------
INVESTMENT ABBREVIATIONS:
ADR/GDR:	Securities whose value is determined or significantly
       		influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit
		       in a non-U.S. Bank.

New York registered shares: Shares of foreign companies registered
  	      on the New York Stock Exchange.

 The accompanying notes are an integral part of these financial statments.


----------------------------------------------------------------------------
MANAGERS CAPITAL APPRECIATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 1998 (Unaudited)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                         								SHARES              VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 89.8%
COMMUNICATION SERVICES - 7.0%
AT & T Corp.						                                6,000	            $342,750
Global TeleSystems Group, Inc.*		               	23,400**        		1,134,900
Nextel Communications Inc., Class A* 		          65,300          		1,620,256
Qwest Communications International, Inc.*		      23,900          		  823,056
RSL Communications, Ltd.*			                    	33,300          		  990,675
WorldCom, Inc.*					                            	24,000	          	1,159,500
		                                                        									---------
 TOTAL COMMUNICATION SERVICES						                               	6,071,137
		                                                        									---------
CONSUMER CYCLICALS - 15.3%
Amazon.com, Inc,*					                          	31,200**          3,110,250
Amdocs Ltd.*					                               	64,800	          	  980,100
Brylane, Inc.*						                              8,900          		  409,400
Cendant Corp.*			                             			21,200	          	  442,550
Costco Cos., Inc.*		                          			12,600          		  794,588
DeVry, Inc.*					                               	27,800          		  610,744
Dollar Tree Stores, Inc.*                    				13,350	          	  540,675
Excite, Inc.*		                              				19,100          		1,785,850
Home Depot, Inc.	                           					10,800	          	  897,075
Linens 'n Things, Inc.*                     					20,300          		  620,419
McGraw-Hill Companies			                       		 4,800          		  391,500
Stage Stores, Inc.*				                         	 7,100          		  321,275
TMP Worldwide, Inc.*			                        		67,800          		2,360,287
									                                                        		---------
  TOTAL CONSUMER CYCLICALS						                                  13,264,713
									                                                        		---------
CONSUMER STAPLES - 11.7%
Cardinal Health, Inc.	                       				 7,300          		  684,375
CBS Corp.						                                 	21,500	          	  682,625
Clear Channel Communications, Inc.*		           	 7,200          		  785,700
CVS Corp.	                                 						22,800          		  887,775
Tele-Communications, Inc. TCI, Class A*	        	31,400	          	1,204,975
Time Warner, Inc.                          						18,900          		1,614,768
USA Networks, Inc.*	                         				41,200          		1,035,150
Viacom, Inc., Class B*		                      			40,000          		2,330,000
Walgreen Co.                               						21,500		            888,219
			                                                        								---------
  TOTAL CONSUMER STAPLES				                               		     10,113,587
                                                        											---------
FINANCIALS - 10.3%
American Express Co.      				                  	12,900          		1,470,600
BankAmerica Corp.				                         	 	10,300	          	  890,307
Household International, Inc.	                			39,600          		1,970,100
Imperial Bancorp*			                          			30,250	          	  907,500
LandAmerica Financial Group, Inc.	             		10,300	          	  589,675
Lehman Brothers Holdings, Inc.                			19,800          		1,535,738
Mutual Risk Management Ltd.                  				20,800          		  757,900
Travelers Group, Inc.		                       			14,000	          	  848,750
			                                                        								---------
  TOTAL FINANCIALS	                                         							8,970,569
                                                        											---------
HEALTH CARE - 4.5%
Arterial Vascular Engineer, Inc.*	             		30,200          		1,077,762
Bristol-Myers Squibb Co.				                      6,300          		  724,106
Pfizer, Inc.						                                9,300          		1,010,794
Quintiles Transnational Corp.*		                	 7,600          		  373,350
Schering-Plough Corp.				                       	 7,800	          	  714,675
							                                                        				---------
  TOTAL HEALTH CARE 						                                       		3,900,687
								                                                        			---------
TECHNOLOGY - 37.3%
Advanced Fibre Communications*	                		23,200	          	  929,450
America Online, Inc.*			                       		31,200	          	3,307,200
Ascend Communications, Inc.*			                 	17,400	          	  861,300
At Home Corp., Series A*			                     	37,300          		1,762,425
BMC Software, Inc.*				                         	11,600          		  602,475
CBT Group PLC, Sponsored ADR*		                		16,200          		  866,700
CIENA Corp.*				                               		12,900	          	  896,550
Cisco Systems, Inc.*				                        	10,000          		  920,625
CNET, Inc.*					                               		48,700**        		3,317,688
Compaq Computer Corp.			                       		30,700	          	  871,112
Compuware Corp.*					                           	22,500	          	1,148,906
Dell Computer Corp.*			                        		29,900          		2,773,225
HBO & Company	                              					95,400	          	3,362,850
Keane, Inc.*				                               		14,900          		  834,400


[FN]

 The accompanying notes are an integral part of these financial statements


                                         	8
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June 30, 1998 (Unaudited)
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                                        								SHARES              VALUE
----------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Lucent Technologies, Inc.	                   			 7,300           		  607,269
Parametric Technology Corp.*			                	22,100	           	  598,081
Paychex, Inc.					                             	18,900	           	  767,813
PeopleSoft, Inc.*		                         				40,800           		1,915,050
Policy Management Systems Corp.*		             	13,800           		  541,650
RELTEC Corp.*					                             	20,900           		  940,500
Saville Systems Ireland PLC, Sponsored ADR*	     7,000           		  349,125
Siebel Systems, Inc.*				                      	52,000           		1,670,500
Sterling Commerce, Inc.*                    				18,600	           	  902,100
Symantec Corp.*				                           		15,600           		  405,600
Uniphase Corp.*				                           		10,300           		  627,063
VERITAS Software Corp.*			                    		12,400           		  512,275
                        								                                			---------
  TOTAL TECHNOLOGY						        	                                 32,291,932
			                                                        								---------
TRANSPORTATION - 3.2%
America West Airlines, Inc., Warrants         		55,000           		  880,000
US Airways Group Inc.*			                     		23,900           		1,894,075
	                                                        										---------
  TOTAL TRANSPORTATION					                                     			2,774,075
								                                                        			---------
UTILITIES - 0.5%
Williams Companies, Inc., The               				13,300           		  448,875
					                                                        						---------
  TOTAL COMMON STOCKS
  (cost $57,349,610)		                                  					     77,835,575
			                                                        								---------
SHORT-TERM INVESTMENTS - 7.9%
OTHER INVESTMENT COMPANIES - 3.6%
JPM Prime Money Market Fund, 5.47%***	       3,126,812           		3,126,812
				                                                        							---------

---------------------------------------------------------------------------
                                   				  			PRINCIPAL
                                             AMOUNT	               	VALUE
---------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.3%
State Street Bank & Trust Co., dated
  06/30/98, due 07/01/98, 5.000%,
  total to be received $3,708,515
  (secured by $3,740,000 FNMAs 5.860%,
  due 11/07/00 market value $3,782,232),
  at cost 						                           $ 3,708,000     	    $ 3,708,000
		                                                       									---------
  TOTAL SHORT-TERM INVESTMENTS
  (cost $6,834,812)						                                       		6,834,812
                                                       											---------

TOTAL INVESTMENTS - 97.7%
  (cost $64,184,422)	                                 						     84,670,387
OTHER ASSETS, LESS LIABILITIES - 2.3%				                        	2,022,795
                                                       											---------
NET ASSETS - 100.0%							                                      $86,693,182
					                                                       						=========

[FN]

Note: Based on the cost of investments of $64,243, 852 for federal income tax purposes at June 30, 1998, the aggregate gross unrealized
     	appreciation and depreciation was $21,656,891 and $1,230,356,
     	respectively, resulting in net unrealized appreciation of investments
     	of $20,426,535.
   *  Non-income-producing security.
  **  Some or all of these shares, amounting to $5,197,083, or 6.0% of net
     	assets, were out on loan to various brokers as of June 30, 1998.
 *** 	Yield shown for this investment company represents the June 30, 1998
	     seven-day average yield, which refers to the sum of the previous
     	seven days' dividends paid, expressed as an annual percentage.

---------------------------------------------------------------------------
INVESTMENT ABBREVIATIONS:
ADR:	Securities whose value is determined or significantly influenced by
    	trading on exchanges not located in the United States or Canada.  ADR
	    after the name of a holding stands for American Depositary Receipt,
    	representing ownership of foreign securities on deposit with a
	    domestic custodian bank.

 The accompanying notes are an integral part of these financial statements.


                                 						9

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June 30, 1998 (Unaudited)
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                                     	  					    SHARES	             VALUE
----------------------------------------------------------------------------
COMMON STOCK - 91.7%
BASIC MATERIALS - 1.9%
Allegheny Teledyne, Inc.                       	 71,539**   	    $ 1,636,455
Cable Design Technologies Corp.*	               197,475         			4,072,922
Mail-Well, Inc.*                               	253,500		         	5,497,781
NuCo2, Inc.* 	                                   93,300	    	  	     956,325
Rock of Ages Corp., Class A*	                   103,200         			1,599,600
Rogers Corp.*	                                   68,700		         	2,267,100
Sylvan, Inc.*                                  	110,400		         	1,738,800
		                                                          	    -----------
   TOTAL BASIC MATERIALS		   	                                    17,768,983
                                                        		  	    -----------
CAPITAL GOODS - 11.7%
AAR Corp.                                      	259,200         			7,662,600
Able Telcom Holding Corp.*	                      50,000	  	       	  900,000
American Disposal Services, Inc.*	              177,100		         	8,301,562
AmeriLink Corp.*                               	138,600	         		1,923,075
Anaren Microwave, Inc.*	                         95,900	         		1,438,500
Applied Power, Inc., Class A	                    44,500         			1,529,688
ATMI, Inc.*	                                    179,500	         		2,692,500
AVTEAM, Inc., Class A*	                         132,300         			1,422,225
Baker, Michael Corp.*                          	223,000           	2,020,937
BHA Group, Inc.	                                 22,770           	  358,628
Blyth Industries, Inc.*                        	102,749           	3,416,404
Chase Industries, Inc.*                        	113,700           	2,245,575
Checkpoint Systems, Inc.*                      	309,900**         	4,377,337
C&D Technologies, Inc.	                         108,800           	6,310,400
DT Industries, Inc.	                             86,700           	2,102,475
Eastern Environmental Services, Inc.*	          111,800           	3,780,238
Furon Co.                                      	114,800           	2,080,750
Hospitality Worldwide Services*	                134,900           	1,214,100
Integrated Process Equipment Corp.*	            150,800**         	1,677,650
Jabil Circuit, Inc.* 	                           20,800**         	  687,700
JLG Industries, Inc.	                           388,600           	7,869,150
Kellstrom Industries, Inc.*	                     92,100           	2,693,925
LCC International, Inc., Class A*              	117,500           	2,151,719
LSI Industries, Inc.	                            50,100           	1,002,000
Lumen Technologies, Inc.*                      	166,637           	1,478,903
Lydall, Inc.*                                  	100,000**         	1,456,250
Met-Pro Corp.	                                   92,600           	1,383,212
Miller Industries, Inc.*                       	150,000           	1,162,500
Motorcar Parts & Accesories, Inc.*	              99,900           	1,473,525
Newpark Resources, Inc.* 	                       93,100           	1,035,738
Scotsman Industries, Inc. 	                      76,400           	2,120,100
Sensormatic Electronics Corp.*	                 222,300**         	3,112,200
Sequa Corp, Class A*	                            99,600	           6,648,300
Superior Services, Inc.*                       	223,500	           6,718,969
Tetra Tech, Inc.*	                               97,947           	2,375,215
URS Corp.*	                                     117,100           	1,990,700
Wabash National Corp.	                           34,700        	     893,525
Waste Industries, Inc.*                        	119,000           	2,469,250
Wolverine Tube, Inc.*	                           48,100           	1,827,800
World Fuel Services Corp.	                       68,150           	1,179,847
	                                                                -----------
   TOTAL CAPITAL GOODS	                                          107,185,172
	                                                                -----------
COMMUNICATION SERVICE - 1.8%
CFW Communications Co.	                          73,500	           1,708,875
IDT Corp.*	                                      59,600           	1,791,725
Qwest Communications
 International, Inc.*                          	 61,895           	2,154,720


[FN]

  The accompanying notes are an integral part of these financial statements.

                                            	10

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June 30, 1998 (Unaudited)
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                                              	  SHARES              VALUE
----------------------------------------------------------------------------
COMMUNICATION SERVICE (CONTINUED)
Star Telecommunications, Inc. 	                  37,400	            834,487
Vanguard Cellular Systems,
 Inc., Class A*                                	265,300          	4,990,956
American Tower Corp., Class A*	                 217,500**        	5,423,906
                                             	                  -----------
   TOTAL COMMUNICATION SERVICES	                                 16,904,669
                                             	                  -----------
CONSUMER CYCLICALS - 17.6%
Aaron Rents, Inc., Class B                     	110,000          	2,200,000
Alliance Gaming Corp.*	                         123,100          	  484,706
American Business Information,
 Inc., Class A*	                                104,000          	1,586,000
American Business Information,
 Inc., Class B*	                                 45,700          	  725,487
AnswerThink Consulting Group, Inc.*	             20,600          	  440,325
Applied Graphics Technologies, Inc.*	            83,500    	      3,804,469
Borg-Warner Security Corp.* 	                    88,400    	      2,000,050
CapStar Hotel Co.*	                              63,800          	1,786,400
Carriage Services, Inc., Class A*              	262,400     	     6,592,800
CB Richard Ellis Services, Inc.	                 67,000          	2,240,312
Cone Mills Corp.*	                               52,900  	          456,263
Consolidated Capital Corp.*                    	125,000          	2,804,687
Consolidated Stores Corp.*	                     165,252** 	       5,990,385
Diamond Technology Partner, Inc.*	               92,400 	         2,748,900
Duckwall-ALCO Stores, Inc.*	                     77,000	          1,328,250
Eagle Hardware & Garden, Inc.*	                  45,000 	           988,151
Elder-Beerman Stores Corp., The*	                59,600           1,590,575
Electro Rent Corp.*                            	140,700          	3,130,575
Fingerhut Cos., Inc.	                           125,000          	4,125,000
Freds, Inc., Class A	                            63,350 	         1,611,466
F.Y.I., Inc.*	                                   93,000	          2,650,500
Garden Ridge Corp.*	                             21,000 	           406,875
Glacier Water Services, Inc.*	                   45,200	          1,305,150
go2net, Inc.*	                                   45,800**        	1,333,925
HA-LO Industries, Inc.*	                         77,600          	2,415,300
Hanover Compressor Co.*	                        156,300          	4,229,869
Happy Kids, Inc.*	                              104,500	          1,410,750
Harveys Casino Resorts	                          82,200          	2,229,675
Helen of Troy Ltd.*                            	168,000          	3,654,000
Henry Schein, Inc.*	                             15,000	            686,250
Home Choice Holdings, Inc.*	                     57,100	            685,200
Hot Topic, Inc.*                               	 75,000**        	1,781,250
Houghton Mifflin Co.	                            86,400          	2,743,200
Hughes Supply, Inc.	                             65,150          	2,386,119
IMPCO Technologies, Inc.*	                       91,200          	1,482,000
ITT Educational Services, Inc.*                	200,000 	         6,450,000
Metzler Group, Inc. The*	                       122,700           4,493,887
Michael Anthony Jewelers, Inc.*	                177,100	            453,819
M/A/R/C, Inc.	                                   59,300	            919,150
NOVA Corp.*	                                     45,500          	1,626,625
OrthAlliance, Inc., Class A*	                    90,200  	        1,268,437
Pameco Corp.*	                                   49,900  	          998,000


[FN]

 The accompanying notes are an integral part of these financial statements.


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June 30, 1998 (Unaudited)
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
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                                               	  SHARES              VALUE
----------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
Party City Corp.*	                               40,000          	1,155,000
Pentacon, Inc.*                                	120,000  	        1,425,000
Pittston Brink's Group                         	219,100	          8,079,313
PMT Sevices, Inc.*                             	211,300	          5,361,737
Premier Parks, Inc.*	                            52,500	          3,497,813
Protection One, Inc.*                          	307,300**        	3,341,887
Rental Service Corp.*                          	214,700	          7,219,288
Silverleaf Resorts, Inc.*	                       38,000    	        579,500
Sunrise Assisted Living, Inc.*	                  98,200	          3,375,625
Tefron Ltd.*	                                    60,300          	1,326,600
TeleTech Holdings, Inc.*	                       203,700**	        2,508,056
TJX Companies, Inc.	                             80,000**	        1,930,000
Tractor Supply Co.*	                             27,500	            684,062
Trammell Crow Co.*	                              66,200	          2,213,563
United Rentals, Inc.*	                           99,900          	4,195,800
Urban Outfitters, Inc.*	                         17,500   	         319,375
Warrantech Corp.*	                              154,000	            644,875
Watsco, Inc.	                                    92,400           3,251,325
Whittman-Hart, Inc.*	                            30,700 	         1,485,112
World of Science, Inc.*                        	211,300  	          607,488
Xtra Corp.                                   	  263,000          15,911,500
                                             	                  -----------
   TOTAL CONSUMER CYCLICALS	                                    161,357,701
                                             	                  -----------
CONSUMER STAPLES - 10.9%
ABM Industries, Inc.                           	105,900          	2,951,962
Alternative Resources Corp.*	                    75,300**	          931,838
Balance Bar Co.*	                                33,900 	           474,600
Benihana, Inc., Class A*                       	153,300   	       1,647,975
Channell Commercial Corp.*	                     120,000 	         1,267,500
Cinar Films Inc., Class B*	                     135,500 	         2,506,750
Computer Horizons Corp.*                       	104,100**        	3,858,206
Consolidated Graphics, Inc.*	                   136,600          	8,059,400
Cox Radio, Inc., Class A*                      	106,200 	         4,593,150
Dave & Buster's, Inc.*	                          46,200           1,149,225
Duane Reade, Inc.*                             	189,200          	5,676,000
Emmis Broadcasting Corp., Class A*	             231,500          11,068,594
Gaylord Entertainment Co., Class A	             131,400          	4,237,650
Granite Broadcasting Corp.*	                    181,800**        	2,136,150
Gray Communications System, Inc.	                45,000   	       1,456,875
Jones Intercable, Inc.*	                         15,100   	         373,725
Jones Intercable, Inc., Class A*	               189,000 	         4,725,000
Landry's Seafood Restaurants, Inc.*            	127,300 	         2,299,356
Manpower, Inc.	                                  46,500**        	1,333,969
Media Arts Group, Inc.*	                         91,200          	1,755,600
Metamor Worldwide, Inc.*	                        59,000  	        2,076,062
Morrison Health Care, Inc.	                      98,852	          1,878,188
NBTY, Inc.*	                                    249,800  	        4,558,850
NCS HealthCare, Inc., Class A*	                 123,500   	       3,519,750
Owens & Minor, Inc. Holding Co.	                213,300**	        2,133,000
PSS World Medical, Inc.*	                       113,275          	1,649,567
Rare Hospitality International, Inc.*	           40,500     	       594,844
Ruby Tuesday, Inc.	                             222,000 	         3,441,000
Saga Communications, Inc., Class A*	            148,500 	         2,366,719
Showbiz Pizza Time, Inc.*	                       33,100	          1,328,137


[FN]

 The accompanying notes are an integral part of these financial statements.


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June 30, 1998 (Unaudited)
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
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                                               	  SHARES              VALUE
----------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
Star Buffet, Inc.*	                               54,500          	  449,625
Suiza Foods Corp.*	                               58,420          	3,486,944
Uni-Marts, Inc.*	                                 33,000  	          129,938
VDI Media*	                                       85,600          	  813,200
Vitalink Pharmacy Services, Inc.*	                90,400** 	       1,994,450
Volt Information Sciences, Inc.*	                 61,350	          1,664,119
Whole Foods Market, Inc.*	                        91,500	          5,535,750
                                              	                  -----------
   TOTAL CONSUMER STAPLES	                                       100,123,668
                                              	                  -----------
ENERGY - 2.4%
Atwood Oceanics, Inc.*                          	 32,700          	1,301,869
Berry Petroleum Co., Class A	                    118,900 	         1,545,700
Cliffs Drilling Co.*	                             33,100	          1,086,094
Friede Goldman International, Inc.*	             248,400 	         7,157,025
Pool Energy Services Co.*	                        64,100    	        945,475
Pride International, Inc.*	                       58,700** 	         994,231
Tosco Corp.	                                      75,000**	        2,203,125
Varco International, Inc.*	                      175,900          	3,485,019
Veritas DGC, Inc.*	                               61,400 	         3,066,162
                                              	                   ----------
   TOTAL ENERGY	                                                  21,784,700
                                              	                   ----------
FINANCIALS - 12.3%
Advance Paradiam, Inc.*	                          66,900          	2,416,763
Alabama National Bancorporation	                  64,400          	2,415,000
Allied Capital Corp.	                            340,565   	       8,343,843
AMRESCO, Inc.*	                                   72,400          	2,099,600
Andover Bancorp, Inc.	                            98,500          	3,373,625
Cash America International, Inc.	                148,500 	         2,264,625
Charter One Financial, Inc.	                     178,604	          5,994,397
Chateau Communities, Inc.	                        72,429	          2,082,334
Concord EFS, Inc.*                              	227,212          	5,907,512
ContiFinancial Corp.*                           	137,200**        	3,172,750
Downey Financial Corp.	                          278,580 	         9,106,084
Equity Inns, Inc.                               	143,100          	1,887,131
Executive Risk, Inc.	                             18,000          	1,327,500
First Savings Bank of Washington
 Bancorp, Inc.                                  	127,000          	3,206,750
First Sierra Financial, Inc.*	                   122,500          	3,720,937
Golden State Bancorp, Inc.*	                      26,400** 	         785,400
Golden State Bancorp, Inc., Warrants*	            26,400	            140,250
Health Care Property Investors, Inc.	             57,400          	2,069,987
Healthcare Financial Partners, Inc.*	             44,200          	2,707,250
Hilb, Rogal & Hamilton Co.	                      128,000   	       2,000,000
HUBCO, Inc.	                                      66,412          	2,378,380
Mercantile Bancorporation, Inc.	                  62,037**        	3,125,114
National Health Investors, Inc.	                  51,400          	1,702,625
National Western Life Insurance Co.,
 Class A*	                                        12,000          	1,452,000
NSS Bancorp, Inc.	                                57,900   	       3,242,400
Penn Treaty American Corp.*	                      88,300          	2,781,450
Penn-America Group, Inc.                        	138,550	          1,835,787
RFS Hotel Investors, Inc.	                        98,900	          1,879,100
Riverview Bancorp, Inc.	                          50,000 	           831,250
Sovran Self Storage, Inc.	                        65,400	          1,847,550
Sterling Financial Corp.*                       	176,600          	3,995,575


[FN]

 The accompanying notes are an integral part of these financial statements.


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June 30, 1998 (Unaudited)
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
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                                                SHARES 	            VALUE
----------------------------------------------------------------------------
FINANCIALS (CONTINUED)
Timberland Bancorp, Inc.*	                      175,000           	2,876,562
UST Corp.                                      	295,000** 	        7,743,750
Vermont Financial Services Corp.               	200,000     	      5,487,500
Washington Mutual, Inc.	                         33,750**         	1,463,906
Webster Financial Corp.                        	179,800**         	5,933,400
                                              	                  -----------
   TOTAL FINANCIALS	                                             113,598,087
                                              	                  -----------
HEALTH CARE - 6.3%
Advocat, Inc.*                                 	189,000           	1,299,375
Bindley Western Industries, Inc.               	192,800           	6,362,400
Chemed Corp.	                                    62,400           	2,125,500
Genelabs Technologies, Inc.*	                   363,600           	1,068,075
Hologic, Inc.*	                                  55,000   	          993,437
Horizon Health Corp.* 	                          92,600           	1,574,200
Lunar Corp.*	                                    52,600  	           959,950
Mariner Health Group, Inc.*	                    119,300 	          1,983,363
Monarch Dental Corp.*	                           18,300	             285,937
National Dentex Corp.*	                          54,300           	1,282,838
National Surgery Centers, Inc.*	                114,400	           3,324,750
Ocular Sciences, Inc.*	                         109,100  	         3,532,112
Orthodontic Centers of America, Inc.*          	240,800    	       5,041,750
Parexel International Corp.*	                   190,100  	         6,891,125
Perclose, Inc.*	                                 18,500  	           522,625
PharMerica, Inc.*	                              153,700            1,844,400
Prime Medical Services, Inc.*	                  162,100           	1,499,425
Protocol Systems, Inc.*	                        155,400           	1,340,325
Quorum Health Group, Inc.*                     	105,750 	          2,789,156
Res-Care, Inc.*	                                109,200**          2,006,550
Retirement Care Associates, Inc.*	               65,718   	          476,456
Rural/Metro Corp.*                             	129,900           	1,688,700
Total Renal Care Holdings, Inc.*	                90,547	           3,123,872
Universal Health Services, Inc.,
 Class B*	                                      102,000	           5,954,250
                                              	                  -----------
   TOTAL HEALTH CARE	                                             57,970,571
                                              	                  -----------
TECHNOLOGY - 20.2%
Abacus Direct Corp.*	                            58,100           	3,017,569
ABR Information Services, Inc.*	                 27,300    	         648,375
Acclaim Entertainment, Inc.*	                   140,000   	          840,000
Affiliated Computer Services, Inc.,
 Class A*	                                       79,000           	3,041,500
Alpha Industries, Inc.*                        	210,700 	          3,147,331
Amplicon, Inc.	                                  72,100 	            937,300
ANADIGICS, Inc.*	                               439,100**          5,955,294
ANTEC Corp.* 	                                   24,500     	        568,094
Apex PC Solutions, Inc.*	                        70,700	           1,961,925
Applied Micro Circuits Corp.*	                   76,200  	         1,976,437
Arch Communications Group, Inc.*	               364,500**	         1,412,437
Avid Technology, Inc.*	                          15,600    	         521,625
Barringer Technologies, Inc.*	                   84,500           	  786,906
BroadVision, Inc.*	                              57,500 	          1,365,625
CACI International, Inc., Class A*	              99,600  	         2,097,825
Cambridge Technology Partners*	                  54,000           	2,949,750
Celestica, Inc.*	                               103,400           	1,925,566
Centennial Cellular Corp., Class A*	             72,150           	2,692,097
Check Point Software Techologies Ltd.*	          43,800           	1,434,450
Ciber, Inc.*	                                   131,100	           4,981,800


[FN]

 The accompanying notes are an integral part of these financial statements.


----------------------------------------------------------------------------
MANAGERS SPECIAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
June 30, 1998 (Unaudited)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                               	 SHARES            	 VALUE
----------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Comdial Corp.*	                                 139,100           	1,686,587
Complete Bussines Solutions, Inc.*	              25,300**  	         907,637
Computer Management Sciences, Inc.*	             59,000   	        1,386,500
Cotelligent Group, Inc.*	                       111,300           	2,601,638
Cytyc Corp.*	                                   152,500  	         2,487,656
Davel Communications Group, Inc.*	              119,100   	        2,903,062
Dendrite International, Inc.*	                  115,000            4,283,750
Documentum, Inc.*	                               92,800   	        4,466,000
Henry (Jack) & Associates, Inc.	                 57,200  	         1,966,250
IDX Systems Corp.*	                             114,700           	5,290,538
Information Management Resources, Inc.*	        117,650   	        3,978,041
Innovative Tech Systems, Inc.*	                  30,000   	          181,875
International Network Services*	                 64,100  	         2,592,044
Inter-Tel, Inc.                                	129,900           	2,078,400
ISG International Software Group Ltd.*         	152,400            1,533,525
Jaco Electronics, Inc.*	                         75,200	             451,200
K-Tron International, Inc.*	                    103,800 	          1,933,275
Lifeline Systems, Inc.*	                        106,900 	          1,977,650
Maxwell Technologies, Inc.	                       6,200   	          144,150
MDSI Mobile Solutions, Inc.*	                    89,500   	        1,062,812
Medirisk, Inc.*	                                104,500**  	       2,076,937
MedQuist, Inc.*                                	161,000  	         4,618,688
Metrocall, Inc.*	                               153,180   	          928,654
Micrel, Inc.*	                                   45,600	           1,482,000
National Computer Systems, Inc.	                 63,000 	          1,504,125
National Data Corp.	                            102,300	           4,475,625
NeoMagic Corp.*	                                 51,900  	           801,206
Network Appliance, Inc.*                       	148,200	           5,761,275
New Era of Networks, Inc.*	                      92,900**          2,833,450
OrCAD, Inc.*                                   	185,000           	1,780,625
Orckit Communications Ltd.*	                    238,400**	         4,514,700
P-COM, Inc.*	                                    83,300   	          762,716
Peerless Systems Corp.*                        	286,300	           5,940,725
Peoples Telephone Company, Inc.*               	360,800           	1,127,500
Peregrine Systems, Inc.*	                        63,000	           1,795,500
PMC-Sierra, Inc.*	                               32,000 	          1,496,000
Policy Management Systems Corp.*               	204,600**	         8,030,550
Pomeroy Computer Resources, Inc.*	               64,000           	1,652,000
Powerwave Technologies, Inc.*	                   42,800** 	          711,550
REMEC, Inc.*	                                   127,050           	1,445,194
Richardson Electronics, Ltd.	                    63,900  	           862,650
Richey Electronics, Inc.*	                       70,800  	           537,637
Rural Cellular Corp., Class A*	                  89,000 	          1,368,375
RWD Technologies, Inc.*	                         82,100  	         1,919,088
Sawtek, Inc.*	                                   32,200	             468,913
Sipex Corp.*	                                    21,100  	           452,331
Software AG Systems, Inc.	                       26,000**	           760,500
Technology Solutions Co.*	                       75,650  	         2,397,159
Tecnomatix Technologies Ltd.*	                   15,400  	           308,000
Tekelec*                                       	143,800  	         6,435,050
Template Software, Inc.*	                        44,000     	        489,500


[FN]

 The accompanying notes are an integral part of these financial statements.


----------------------------------------------------------------------------
MANAGERS SPECIAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
June 30, 1998 (Unaudited)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                	  SHARES	            VALUE
----------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Tier Technologies, Inc., Class B                 	191,600         	3,412,875
TSI International Software, Ltd.*	                 47,900  	       1,083,738
Unitrode Corp.*	                                  240,000	         2,760,000
VERITAS Software Corp.*	                          118,812          4,908,421
Vitesse Semiconductor Corp.*                     	122,500          3,782,188
V-One Corp.*	                                     213,400**	         720,225
Waters Corp.*	                                     75,300         	4,437,994
Wind River Systems*	                               79,800**        2,862,825
World Access, Inc.*	                              118,400**       	3,552,000
Xylan Corp.*	                                      62,000**	       1,844,500
                                             	                   -----------
   TOTAL TECHNOLOGY	                                             185,277,485
                                             	                   -----------
Transportation - 5.8%
Air Express International Corp.	                  218,550         	5,846,212
Airborne Freight Corp.	                           418,200**       14,610,863
American Classic Voyages Co.*	                     84,200  	       1,241,950
Aramex International Ltd.*	                        50,000    	       518,750
Circle International Group, Inc.                 	227,300 	        6,364,400
CNF Transportation, Inc.	                          68,100	         2,894,250
Fritz Companies, Inc.*	                           293,600**       	3,890,200
Gulfmark Offshore, Inc.*	                          25,400   	        574,675
Iron Mountain, Inc.*	                              60,500	         2,662,000
MotivePower Industries, Inc.*	                    175,800          4,307,100
Pittston Burlington Corp.	                        259,700         	4,041,581
Royal Olympic Cruise Lines	                       175,000          1,750,000
Sea Containers, Ltd., Class A	                    107,000  	       4,092,750
Sea Containers, Ltd., Class B*	                    13,890   	        533,029
                                              	                  -----------
   TOTAL TRANSPORTATION	                                          53,327,760
                                              	                  -----------
UTILITIES - 0.8%
El Paso Electric Co.*                            	808,900	         7,431,769
                                              	                   ----------
TOTAL COMMON STOCKS
 (cost $670,047,041)	                                            842,730,565
                                              	                  -----------
SHORT-TERM INVESTMENTS - 8.0%
OTHER INVESTMENT COMPANIES - 5.6%
Calvert Cash Reserves
 Institutional Prime Fund, 5.59%***            13,607,757         13,607,757
JPM Prime Money Market Fund, 5.47%***          37,510,001         37,510,001
                                              	                  -----------
TOTAL OTHER INVESTMENT COMPANIES      	                           51,117,758
                                              	                  -----------
---------------------------------------------------------------------------
                                              	Principal
                                               	 Amount
---------------------------------------------------------------------------
COMMERCIAL PAPER - 2.4%
Clipper, 5.60%, 07/02/98                     $22,200,000         22,193,329
                                                               ------------
  TOTAL SHORT-TERM INVESTMENTS
  (cost $73,311,087)	                                            73,311,087
                                                               ------------


TOTAL INVESTMENTS - 99.7%
  (cost $743,358,128)                   	                       916,041,652
OTHER ASSETS, LESS
  LIABILITIES - 0.3%                         	                    2,309,036
                                                               ------------
NET ASSETS - 100.0%	                                           $918,350,688
                                                               ============


[FN]

 The accompanying notes are an integral part of these financial statements.


----------------------------------------------------------------------------
MANAGERS SPECIAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (concluded)
June 30, 1998 (Unaudited)
----------------------------------------------------------------------------

[FN]

Note: Based on the cost of investments of $744,293,476 for federal income tax purposes at June 30, 1998, the aggregate gross unrealized appreciation and depreciation was $208,545,628 and $36,797,452, respectively, resulting in net unrealized appreciation of investments of $171,748,176.

   *   Non-income-producing security.

  ** Some or all of these shares, amounting to $33,661,492, or 3.7% of net assets, were out on loan to various brokers as of June 30, 1998.

 *** Yields shown for each investment company represents the June 30, 1998 seven-day average yield, which refers to the sum of the
       previous seven days' dividends paid, expressed	as an annual
       percentage.


  The accompanying notes are an integral part of these financial statements.

                                       	17

----------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)
----------------------------------------------------------------------------

                                    	 MANAGERS	      MANAGERS    	MANAGERS
                                     	 INCOME	       CAPITAL      SPECIAL
                                     	 EQUITY     	APPRECIATION	   EQUITY
                                     	  FUND	          FUND	       FUND
                                     ----------    -----------  -----------
ASSETS:
 Investments at value*              $73,715,090  	$84,670,387  $916,041,652
 Cash	                                    1,430         1,286   	       ---
 Collateral from brokers on
  securities loaned	                  3,295,937     5,197,083    33,661,492
 Receivable for investments sold	       279,941	      295,272	    4,921,854
 Receivable for Fund shares sold	       137,554	    6,124,889	    4,567,902
 Dividends,  interest and other
   receivables	                         114,374	       36,543	      494,258
 Prepaid expenses	                       14,994	       20,888	       77,281
                                     ----------  	-----------   -----------
    Total assets                     77,559,320    96,346,348   959,764,439
                                     ----------  	-----------   -----------
LIABILITIES:
 Payable for Fund shares repurchased     52,018  	  1,511,005	    2,069,546
 Payable upon return of securities
     loaned	                          3,295,937  	  5,197,083   	33,661,492
 Payable for investments purchased	     221,778	    2,826,111	    4,528,628
Accrued expenses:
   Investment advisory and management
     fees	                               43,630	       47,174   	   654,637
   Administrative fees	                  14,543  	     14,742   	   181,844
   Other	                                62,284	       57,051   	   317,604
                                     ----------   -----------   	----------
     Total liabilities	               3,690,190	    9,653,166   	41,413,751
                                     ----------  	-----------   	----------
NET ASSETS                         $ 73,869,130  $ 86,693,182  $918,350,688
                                     ==========  	===========    ==========
Shares outstanding	                   2,154,398     2,679,545    14,183,222
                                     ==========   ===========    ==========
Net asset value, offering and
 redemption price per share              $34.29  	     $32.35        $64.75
                                         ======        ======        ======

NET ASSETS REPRESENT:
 Paid-in capital                   $ 53,979,154  $ 55,495,495  $729,294,567
 Undistributed net investment
  income(loss)                           77,576      (285,395)   (1,311,311)
 Accumulated net realized gain
  from investments	                   5,703,173	   10,997,117   	17,683,908
 Net unrealized appreciation of
   investments                       14,109,227    20,485,965   172,683,524
                                    -----------   -----------   -----------
NET ASSETS                         $ 73,869,130  $ 86,693,182  $918,350,688
                                    ===========   ===========   ===========
 * Investments at cost             $ 59,605,863  $ 64,184,422  $743,358,128
                                    ===========   ===========   ===========

[FN]

  The accompanying notes are an integral part of these financial statements.

                                        	18

----------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF OPERATIONS
For the six months ended June 30, 1998 (unaudited)
----------------------------------------------------------------------------

                           					    MANAGERS    	  MANAGERS	       MANAGERS
					                                INCOME 	       CAPITAL	        SPECIAL
						                               EQUITY       APPRECIATION      EQUITY
					                                 FUND   		       FUND	          FUND
					                               ---------     ------------    -----------
INVESTMENT INCOME:
 Dividend income                    $	845,509         $ 98,775    $ 2,064,926
 Interest income	                      39,202    	      22,771     	2,017,407
 Foreign withholding tax       	       (9,786)	            ---	           ---
 Stock loan fees	                       4,231           49,080 	      115,734
                           					    ---------     ------------    -----------
   Total investment income            879,156    	     170,626     	4,198,067
                           					    ---------     ------------    -----------
EXPENSES:
 Investment advisory and
  management fees	                    258,577    	     284,940     	3,778,991
 Administrative fees	                  86,192    	      89,044     	1,049,720
 Custodian fees	                       36,454    	      35,133     	  200,917
 Transfer agent fees	                  41,025 	         35,413     	  370,386
 Audit fees	                           13,690    	      14,291     	   26,263
 Registration fees	                     9,222    	      10,588     	   55,595
 Insurance	                             2,961    	       4,808     	   23,043
 Trustee fees				                       1,059         		   781     	   14,200
 Legal fees					                        1,919 	        	 1,560 	       24,995
 Miscellaneous expenses			              4,783         		 4,158     	   50,290
                           					    ---------     ------------    -----------
   Total expenses before
     reductions	                      455,882 	        480,716     	5,594,400
 Expense reductions	                  (23,534)	        (24,695)    	   (9,726)
                           					    ---------     ------------    -----------
 Net Expenses		                     		432,348 	        456,021     	5,584,674
                           					    ---------     ------------    -----------
    Net investment income (loss)     	446,808 	       (285,395)    (1,386,607)
                           					    ---------     ------------    -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS):
 Net realized gain on
  investment transactions      	    3,583,391    	   9,996,146     18,697,526
 Net unrealized appreciation
  of investments	                   3,122,363    	  10,769,233     28,430,437
                           					    ---------     ------------    -----------
   Net realized and unrealized
      gain				                      6,705,754       20,765,379     47,127,963

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS        $ 7,152,562    	  20,479,984     45,741,356
					                               =========     ============    ===========


[FN]

  The accompanying notes are an integral part of these financial statements.

                                 						19

----------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------

                                             		MANAGERS INCOME
	                 	                              EQUITY FUND
                                --------------------------------------------
                                  FOR THE
	                                 SIX MONTHS
	                                 ENDED	                          	FOR THE
	                                 JUNE 30, 1998	                  YEAR ENDED
                               	 (UNAUDITED)                	DECEMBER 31,1997
                                  -------------               ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)          $446,808               	   	$1,223,052
 Net realized gain on investments     3,583,391                    13,070,991
 Net unrealized appreciation
  (depreciation)of investments        3,122,363                       595,116
                                     ----------                    ----------
  Net increase in net assets
   resulting from operations          7,152,562                    14,889,159
    	       	                        ----------                    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income	          (393,491)	                  (1,253,740)
 From net realized gain on
   investments    	                         --	                  (11,843,315)
                                    ----------                    -----------

   Total distributions to
    shareholders                      (393,491)	                 (13,094,055)
                                    ----------                    ----------

FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares       15,429,050                    35,568,276
 Net asset value of shares
  issued in connection with
  reinvestment of dividends and
  distributions 	                      352,363                    11,483,738

 Cost of shares repurchased        (13,617,639)                  (36,960,862)
                                    ----------                    ----------

 Net increase (decrease) from
  capital share transactions         2,163,774                    10,091,152
                                    ----------                    ----------
 Total increase (decrease) in
  net assets                         8,922,845                    11,883,256

NET ASSETS:
 Beginning of period                64,946,285                    53,063,029
                                    ----------                    ----------

 End of period                     $73,869,130                   $64,946,285
                                    ----------                    ----------
                                    ----------                    ----------

 End of period undistributed
  (overdistributed)net
  investment income         	          $77,576 	                     $24,259
                                    ----------                    ----------
                                    ----------                    ----------

----------------------------------------------------------------------------

SHARE TRANSACTIONS:
 Sale of shares                        460,855                     1,061,260

 Shares issued in connection
 with reinvestment of dividends
 and distributions                   	  10,470                    	  374,916

 Shares repurchased                   (407,602)                   (1,085,631)
                                     ----------                   ----------

  Net increase (decrease)
   in shares                            63,723                       350,545
                                     ==========                   ===========


[FN]

 The accompanying notes are an integral part of these financial statements.

                              	        	20

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------


MANAGERS CAPITAL APPRECIATION FUND           MANAGERS SPECIAL EQUITY FUND
----------------------------------           ----------------------------
    FOR THE                                    FOR THE
SIX MONTHS ENDED       FOR THE            SIX MONTHS ENDED        FOR THE
  June 30, 1998       YEAR ENDED 	         June 30, 1998        YEAR ENDED
   (UNAUDITED)	    DECEMBER 31, 1997	        (UNAUDITED)   	DECEMBER 31, 1997
-----------------  -----------------       ---------------- -----------------
$	      (285,395) 	$	       (450,934)     	$	   (1,386,607) $ 	       833,322
      	9,996,146      		  13,435,680 	         	18,697,526 	      	17,630,807

      10,769,233       		 (1,801,245)	         	28,430,437       		98,018,318
      ----------          -----------           -----------        ----------

      20,479,984      		  11,183,501 	          	45,741,356 	     116,482,447
      ----------          -----------           -----------        ----------


             --		                 --		                  --		         (788,086)

             --		        (12,541,907)		                 --  	     (23,238,043)
     ----------           ----------            -----------        ----------


             --		        (12,541,907)	         	        --	       (24,026,129)
     ----------           ----------            ----------         ----------
     45,493,402       		  81,018,263           449,257,807 	      594,941,899



             --		         11,559,522 		                 --	        20,172,338

    (53,139,896)        (118,641,988)         (296,355,852)     (259,296,392)
     ----------           ----------            ----------        ----------


     (7,646,494)	        (26,064,203)          152,901,955	       355,817,845
     ----------           ----------            ----------         ----------

     12,833,490          (27,422,609)	         198,643,311 	      448,274,163


     73,859,692 		       101,282,301 	         719,707,377 	      271,433,214
     ----------           ----------            ----------        ----------

    $86,693,182 	        $73,859,692 	        $918,350,688 	     $719,707,377
     ----------           ----------            ----------        ----------
     ----------           ----------            ----------        ----------



     $(285,395)	               --	             $(1,311,311)	          $75,296
     ----------           ----------            ----------         ----------
     ----------           ----------            ----------        ----------

----------------------------------------------------------------------------


      1,595,223            2,797,323 	          	7,061,703         10,692,536



             --              506,041 		                 --            344,679

    (1,962,321)		         (4,101,797)	         (4,642,004) 	      (4,601,047)
     ----------            ----------           ----------        ----------

      (367,098)		           (798,433)		          2,419,699 	      	 6,436,168
     ==========            ==========           ==========        ===========


[FN]

   The accompanying notes are an integral part of these financial statements.

                                 						21

----------------------------------------------------------------------------
MANAGERS INCOME EQUITY FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
----------------------------------------------------------------------------

              			         FOR THE
		                   		  SIX MONTHS
	                          ENDED        	       YEAR ENDED DECEMBER 31,
  	                     JUNE 30, 1998     ----------------------------------
                    				 (UNAUDITED)      1997    1996   1995   1994    1993
                     				-------------    ----------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD	      $31.06 	      $30.49  $28.43 $24.90 $27.89 $27.38
                    				   ------        ------  ------ ------ ------ ------

INCOME FROM
 INVESTMENT OPERATIONS:
 Net investment income	      0.21	        	0.67    0.76   0.87   0.80   0.81
 Net realized and
  unrealized gain(loss)
  on investments	            3.21	        	7.27	   3.97	  7.47  (0.50)  2.54
                    				   ------        ------  ------  -----  -----  -----
    Total from
    investment operations    3.42	        	7.94	   4.73   8.34   0.30   3.35
                           ------        ------  ------   -----  ----- -----

LESS DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income     (0.19)	        (0.69) (0.76) (0.86)  (0.83) (0.76)
 Net realized gain
  on investments             ---	         (6.68)	(1.91) (3.95)  (2.46) (2.08)
                    				   ------        ------ ------   -----   ----- ------
   Total distributions
     to shareholders	      (0.19)	        (7.37) (2.67) (4.81)  (3.29) (2.84)

NET ASSET VALUE,
 END OF PERIOD	           $34.29         $31.06 $30.49  $28.43  $24.90 $27.89
                   				   ======         ====== ======  ======  ====== ======
---------------------------------------------------------------------------
Total Return	             10.99%(b)       27.19%	17.08% 34.36%   0.99% 12.40%
===========================================================================

Ratio of net expenses
 to average net assets	    1.25%(a)(c)  1.32%(a) 1.44%(a) 1.45%  1.33%  1.32%
Ratio of net investment
 income to average
 net assets	                1.30%(c)    1.97%   	2.63% 	  2.85%  3.06%  2.75%

Portfolio turnover	           42%(b)     	96%      33%      36%    46%    41%

Net assets at end of
 period (000's omitted)	  $73,869     $64,946 $53,063 $37,807 $48,875 $40,965
============================================================================


[FN]

(a) The Fund has entered into an arrangement with one or more third-party broker-dealer(s) who have paid a portion of the Fund's expenses. In addition, the Fund has received credits against its custodian expense for uninvested overnight cash balances. Absent these expense reductions, the ratio of expenses to average net assets for the periods ended June 30, 1998, December 31, 1997 and December 31, 1996 would have been 1.32%, 1.35% and 1.44%, respectively. (See Note 1c of Notes to Financial Statements).

(b) Not annualized.

(c) Annualized.

                                						22

----------------------------------------------------------------------------
MANAGERS CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
----------------------------------------------------------------------------

          			        FOR THE
				                 SIX MONTHS
	                    ENDED	              YEAR ENDED DECEMBER 31,
  	                  JUNE 30, 1998     ----------------------------------
 				               (UNAUDITED)        1997    1996   1995   1994    1993
   			               	-------------    ----------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD	   $24.24 	      $26.34  $27.14  $23.25  $25.17 $24.67
 				                   ------        ------  ------  ------  ------ ------

INCOME FROM
 INVESTMENT OPERATIONS:
 Net investment income	  (0.11)	       (0.13)   0.09    0.09    0.12   0.19
 Net realized and
  unrealized gain(loss)
  on investments	         8.22		        3.15	   3.66	   7.62   (0.49)  3.80
				                    ------        ------  ------  ------  ------  ------
    Total from
    investment operations 8.11		        3.02	   3.75    7.71   (0.37)  3.99
                        ------        ------  ------  ------  ------  ------

LESS DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income    ---	          ---    (0.10)  (0.08)  (0.12) (0.19)
 Net realized gain
  on investments          ---	        (5.12)   (4.45)  (3.74)  (1.39) (3.30)
 In excess of net realized
  gain on investments	    ---		         ---      ---     ---   (0.04)   ---
				                   ------        ------   ------  ------  ------  ------
   Total distributions
     to shareholders	     ---	        (5.12)   (4.55)  (3.82)  (1.55)  (3.49)
				                   ------        ------   ------  ------  ------   ------

NET ASSET VALUE,
 END OF PERIOD	        $32.35       $24.24    $26.34  $27.14  $23.25  $25.17
				                   ======       ======    ======  ======  ======  ======
---------------------------------------------------------------------------
Total Return	           33.40%(b)    12.74%	   13.73%  33.39%  (1.50)% 16.38%
===========================================================================

Ratio of net expenses
 to average net assets	  1.28%(b)(d)  1.26%(b)  1.33%(b)1.36%   1.29%   1.18%
Ratio of net investment
 income to average
 net assets	            (0.80)%(d)    (0.45)% 	 0.34%   0.31%   0.53%    0.74%

Portfolio turnover	         73%(b)       235%    172%    134%    122%     131%

Net assets at end of
 period (000's omitted)	 $86,693      $73,860 $101,282  $83,353 $86,042 $69,358
============================================================================

[FN]
(a) Calculated using the average shares outstanding during the year.
(b) The Fund has entered into an arrangement with one or more third-party broker-dealer(s) who have paid a portion of the Fund's expenses. In addition, the Fund has received credits against its custodian expense for uninvested overnight cash balances. Absent these expense reductions, the ratio of expenses to average net assets for the periods ended June 30, 1998, December 31, 1997 and December 31, 1996 would have been 1.35%, 1.32% and 1.38%, respectively. (See Note 1c of Notes to Financial Statements).
(c) Not annualized.
(d) Annualized.


----------------------------------------------------------------------------
MANAGERS SPECIAL EQUITY FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
----------------------------------------------------------------------------

             			        FOR THE
				                    SIX MONTHS
	                       ENDED	               YEAR ENDED DECEMBER 31,
  	                     JUNE 30, 1998    ----------------------------------
 		                     (UNAUDITED)       1997    1996   1995   1994    1993
   			                  -------------    ----------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $61.18         $50.95  $43.34  $36.79 $38.90 $36.14
 			                      ------         ------  ------  ------  ------ ------

INCOME FROM
 INVESTMENT OPERATIONS:
 Net investment income	    (0.10)          0.08   (0.00)  (0.07)  (0.01) 0.02
 Net realized and
  unrealized gain(loss)
  on investments	           3.67	         12.29	  10.68	  12.28   (0.76) 6.12
	                     			  ------         ------  ------ ------   ------ ------
    Total from
    investment operations   3.57	         12.37  	10.68   12.21   (0.77) 6.14
                           ------        ------   ------  ------  ------ ------

LESS DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income       ---	        (0.07)     ---     ---    ---  (0.01)
 Net realized gain
  on investments             ---	        (2.07)   (3.07)  (5.66)  (1.34)(3.37)
				                      ------         ------   ------  ------  ------ ------
   Total distributions
     to shareholders	        ---	        (2.14)   (3.07)  (5.66)  (1.34)(3.38)

NET ASSET VALUE,
 END OF PERIOD	           $64.75        $61.18   $50.95  $43.34  $36.79 $38.90
				                      ======        ======   ======  ======   ====== ======
----------------------------------------------------------------------------
Total Return	               5.85%(c)     24.45%   24.75%  33.94%  (1.99)%17.05%
============================================================================

Ratio of net expenses
 to average net assets	   1.33%(b)(d)    1.35%(b)  1.43%(a)1.44%   1.37% 1.26%
Ratio of net investment
 income to average
 net assets	             (0.33)%(d)      0.17%    (0.10)% (0.16)% (0.06)%0.07%

Portfolio turnover	          36%(c)        49%        56%     65%     66%  45%

Net assets at end of
 period (000's omitted)	$918,351     $719,707   $271,433 $118,362 $111,584 $99,032
=============================================================================

[FN]
(a) Calculated using the average shares outstanding during the year.
(b) The Fund has entered into an arrangement with one or more third-party broker-dealer(s) who have paid a portion of the Fund's expenses. In addition, the Fund has received credits against its custodian expense for uninvested overnight cash balances. Absent these expense reductions, the ratio of expenses to average net assets for the periods ended June 30, 1998, and December 31, 1997 would have been 1.33%, 1.36%, respectively. (See Note 1c of Notes to Financial Statements).
(c) Not annualized.
(d) Annualized.

                            						24

----------------------------------------------------------------------------
THE MANAGERS FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited)
----------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Managers Funds (the "Trust") is a no-load, open-end, management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently the Trust is comprised of 11 investment series. Included in this report are Managers Income Equity Fund ("Income Equity"), Managers Capital Appreciation Fund ("Capital Appreciation") and Managers Special Equity Fund ("Special Equity"), collectively the "Funds."

The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(A) VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sales price, or, lacking any sales, on the basis of the last quoted bid price. Over-the-counter securities for which market quotations are readily available are valued at the last quoted bid price. Fixed income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees.

(B) SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

(C) INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of withholding tax. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums when

----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
----------------------------------------------------------------------------
required for federal income tax purposes. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds in the Trust based upon their average net assets.

Income Equity and Capital Appreciation Funds each had certain portfolio trades directed to various brokers who paid a portion of such Fund's expenses. For the six months ended June 30, 1998, the Income Equity and Capital Appreciation Funds' custody expenses were reduced by $23,534 and $20,091, respectively, under these arrangements.

In addition, each of the Funds has a "balance credit" arrangement with the custodian bank whereby each Fund is credited with an interest factor equal to 0.75% of the nightly Fed Funds rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to the Funds. For the six months ended June 30, 1998, the Income Equity, Capital Appreciation and Special Equity Funds' custody expenses were reduced by $917, $4,604 and $9,726, respectively, under these arrangements.

(D) DIVIDENDS AND DISTRIBUTIONS

Dividends resulting from net investment income, if any, normally will be declared and paid monthly for Income Equity and annually for Capital Appreciation and Special Equity. Distributions of capital gains, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency related transactions, losses deferred due to wash sales and equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(E) REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(F) FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986,

----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
----------------------------------------------------------------------------

as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

(G) CAPITAL STOCK

The Trust's Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 1998, certain unaffiliated shareholders, including omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds: Income Equity- 2 collectively own 34%; Capital Appreciation- 1 owns 11%; and Special Equity- 1 own 38%.

(H) FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate that portion of the results of operation resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(2) AGREEMENTS AND TRANSACITON WITH AFFILIATES

The Managers Funds, L.P. (the "Investment Manager") provides or oversees investment advisory and management services to the Funds under Management Agreements with each Fund. The Investment Manager selects portfolio managers for each Fund (subject to Trustee approval), allocates assets among portfolio managers and monitors the portfolio managers' investment programs and results. Each Fund's investment portfolio is managed by portfolio managers who serve pursuant to Portfolio Management Agreements with the Investment Manager and the Fund. Certain trustees and officers of the

----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (concluded)
----------------------------------------------------------------------------

Funds are officers of the Investment Manager.

Investment advisory and management fees are paid directly by each Fund to The Managers Funds, L.P. based on average daily net assets. The annual investment advisory and management fee rates, as a percentage of average daily net assets for the six months ended June 30, 1998, were as follows:


				                     INVESTMENT ADVISORY
FUND			                  AND MANAGEMENT FEE
----			                  	-------------------
Income Equity 		               0.75%
Capital Appreciation 	         0.80%
Special Equity 		              0.90%


The Trust has adopted an Administration and Shareholder Servicing Agreement. The Managers Funds, L.P. serves as each Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Funds' operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds' shareholders. During the six months ended June 30, 1998, each of the Funds paid a fee to the Administrator at the rate of 0.25% per annum of the Fund's average daily net assets.

An aggregate annual fee of $10,000 is paid to each outside Trustee for serving as a Trustee of the Trust. In addition, these Trustees receive meeting fees of $750 for each in-person meeting attended, and $200 for participation in any telephonic meetings. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees.

(3) PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 1998 were as follows:


	FUND		                   	PURCHASES	           	SALES
	----		                   	---------	           	-----
Income Equity            $28,973,231	        $28,282,007
Capital Appreciation      51,574,389	         66,690,265
Special Equity	          420,761,805	        283,091,525

There were no purchases or sales of U.S. Government securities.

(4) PORTFOLIO SECURITIES LOANED

Certain of the Funds may participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral on all securities loaned except for government securities loaned is accepted only in cash. Collateral on government securities loaned is in the form of other similar securities. Collateral is maintained at a minimum level of 100% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in money market funds by the custodian. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

                               				[LOGO]
                     WHERE LEADING MONEY MANAGERS CONVERGE

FUND DISTRIBUTOR
THE MANAGERS FUNDS, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN

State Street Bank and Trust
 Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL

Shereff, Friedman, Hoffman &
 Goodman, LLP
919 Third Avenue
New York, New York 10022

TRANSFER AGENT
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded by an effective prospectus.

THE MANAGERS FUNDS

EQUITY FUNDS:
INCOME EQUITY FUND
  Scudder, Kemper Investments, Inc.
  Chartwell Investment Partners, L.P.

CAPITAL APPRECIATION FUND
  Essex Investment Management
   Company, LLC
  Husic Capital Management

SPECIAL EQUITY FUND
  Liberty Investment Management
  Pilgrim Baxter & Associates, Ltd.
  Westport Asset Management, Inc.
  Kern Capital Management, LLC

INTERNATIONAL EQUITY FUND
  Scudder, Kemper Investments, Inc.
  Lazard Asset Management Co.

EMERGING MARKETS EQUITY FUND
  Montgomery Asset Management LLC
  King Street Advisors, Limited

FIXED INCOME FUNDS:
MONEY MARKET FUND
  J.P. Morgan

SHORT AND INTERMEDIATE
  BOND FUND
  Standish, Ayer & Wood, Inc.

BOND FUND
  Loomis, Sayles & Company, L.P.

GLOBAL BOND FUND
  Rogge Global Partners